STOCK-BASED COMPENSATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 199,000,000	$ 204,000,000
Current liabilities from share-based payment transactions	150,000,000	165,000,000
Non-current liabilities from share-based payment transactions	49,000,000	39,000,000
Intrinsic value of liabilities from share-based payment transactions	95,000,000	103,000,000
Expense from cash-settled share-based payment transactions	$ 76,000,000	$ 60,000,000
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share) | $ / shares	$ 58.45	$ 54.80
Unrecognized stock-based compensation expense, stock options	$ 11,000,000	$ 5,000,000
Stock-based compensation expense (recovery)	$ 60,000,000	$ 60,000,000
Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	0	0
Award vesting term (in years)	4 years
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	1,068,776	1,068,776
Cash-settled stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share) | $ / shares	$ 57.52	$ 60.00
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share conversion ratio	1
Awards authorized (in shares) | shares	65,000,000
Award vesting term (in years)	4 years
Grant exercise price determination term	5 days
Unrecognized stock-based compensation expense, period of recognition (in years)	4 years
Stock-based compensation expense (recovery)	$ 3,000,000	$ (1,000,000)
Stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award term (in years)	7 years
Stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award term (in years)	10 years
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	1,341,801	1,026,067
Share conversion ratio	1
Award vesting term (in years)	3 years
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	2,691,288	2,573,894	2,472,774
Unrecognized stock-based compensation expense, period of recognition (in years)	3 years
Shares reserved for issue (in shares) | shares	4,000,000
Unrecognized stock-based compensation expense, other than options (in shares) | shares	64,000,000	50,000,000
Stock-based compensation expense (recovery)	$ 57,000,000	$ 49,000,000
Performance-based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	295,958	219,493
Award vesting term (in years)	3 years
Performance-based RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	30.00%
Performance-based RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	170.00%
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	78,939	80,252
Award vesting term (in years)	3 years
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	1,421,342	1,619,941	1,741,884
Unrecognized stock-based compensation expense, period of recognition (in years)	3 years
Unrecognized stock-based compensation expense, other than options (in shares) | shares	0	0
Stock-based compensation expense (recovery)	$ 6,000,000	$ (3,000,000)
Performance-based DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	7,517	10,513
Award vesting term (in years)	3 years
Performance-based DSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	50.00%
Performance-based DSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	150.00%
Employee Share Accumulation Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employee contribution percentage	15.00%
Amount of maximum annual employee contribution	$ 25,000
Stock-based compensation expense (recovery)	$ 52,000,000	$ 51,000,000
Employee Share Accumulation Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer percentage, matching contribution	25.00%
Employee Share Accumulation Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer percentage, matching contribution	50.00%
Equity derivatives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense (recovery)	$ (6,000,000)	$ 15,000,000